Annual Fund Operating Expenses ((Columbia LifeGoal® Income Portfolio))	0 Months Ended
	Dec. 08, 2011
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | Class A
Operating Expenses:
Management fees	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.58%
Total annual Fund operating expenses	1.55%
Fee waivers and/or reimbursements	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.14%	[5]
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | Class B
Operating Expenses:
Management fees	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.58%
Total annual Fund operating expenses	2.30%
Fee waivers and/or reimbursements	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.89%	[5]
(Columbia LifeGoal Portfolios - Classes ABCR R4 T) | Class C
Operating Expenses:
Management fees	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.58%
Total annual Fund operating expenses	2.30%
Fee waivers and/or reimbursements	(0.41%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.89%	[5]
(Columbia LifeGoal Portfolios - Class Z) | Class Z
Operating Expenses:
Management fees	0.07%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.58%
Total annual Fund operating expenses	1.30%
Fee waivers and/or reimbursements	(0.41%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.89%	[5]

[1]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B and 1.26% for Class C.
[5]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[6]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.